Financial liabilties designated at fair value - Narrative (Details) - Financial liabilities designated at fair value - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	$ 11,496	$ 5,343
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	209	(4,107)
HSBC Holdings
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	920	3,370
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	$ (812)	$ (2,209)